Capital assets - Carrying Balance and Depreciation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Capital assets [Line Items]
Depreciation	$ 22,676	$ 19,358
Balance	115,608	133,946
Office space [Member]
Disclosure of Capital assets [Line Items]
Depreciation	9,745	9,119
Balance	53,777	62,279
Gas processing facilities [Member]
Disclosure of Capital assets [Line Items]
Depreciation	7,089	5,491
Balance	34,701	41,788
Oil storage facilities [Member]
Disclosure of Capital assets [Line Items]
Depreciation	2,633	2,728
Balance	16,803	20,758
Vehicles and equipment [Member]
Disclosure of Capital assets [Line Items]
Depreciation	3,209	2,020
Balance	$ 10,327	$ 9,121